Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2014
Related Party Transactions and Balances
Related Party Transactions and Balances

14. Related Party Transactions and Balances

Ctrip Investment Holding Ltd.(“Ctrip” ) has one director in common with the Company. Ctrip has purchased 3,731,034 of Class A ordinary shares for a total proceeds of US$15 million through the private placement transaction in December 2014. Ctrip also acted as service provider to the Group, and the associated commission fee was immaterial.